SIGNIFICANT TRANSACTIONS - Acquisitions (Details) S/ in Millions, $ in Millions, $ in Millions	Dec. 01, 2019 COP ($)	Dec. 01, 2019 PEN (S/)	Nov. 01, 2019 COP ($)	Nov. 01, 2019 PEN (S/)	Jul. 31, 2019	Jun. 28, 2019	Mar. 27, 2019 USD ($)	Mar. 27, 2019 PEN (S/)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 PEN (S/)
Disclosure of detailed information about business combination [line items]
Consideration paid | S/		S/ 255.7
Credicorp Holding Colombia S.A.S | Bancompartir
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	77.46%	77.46%			2.97%	74.49%
Consideration paid | $	$ 265,251.7
Credicorp Holding Colombia S.A.S | Ultraserfinco S.A.
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired			84.20%	84.20%
Consideration paid			$ 118,251.0	S/ 116.8
Credicorp Capital Fiduciaria S.A | Ultraserfinco S.A.
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired			15.80%	15.80%
Consideration paid			$ 22,312.0	S/ 22.1
Krealo SpA | Multicaja S.A
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired							100.00%	100.00%
Consideration paid							$ 6.1	S/ 19.6
Krealo SpA | Tenpo
Disclosure of detailed information about business combination [line items]
Consideration paid							$ 12.5	S/ 41.1
Grupo Crdito S.A | Compaa Incubadora de Soluciones Mviles S.A. - Culqi
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired									100.00%	100.00%
Consideration paid									$ 4.0	S/ 13.3